Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue	Revenue
The Group’s revenue by type during 2022, 2021 and 2020 are as follows:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Service fees	670	452	786
Licensing fees- opt-in payments and milestones achieved	—	18,583	—
Licensing fees- upfront payments and research funding (including term extension payments)	26,553	8,324	8,886
	27,223	27,359	9,672
Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the goods or services transfers to the customer. For obligations discharged over time the Group recognises revenue equal to recoverable costs incurred for new collaborations from their inception until such time as the collaboration is sufficiently progressed such that the Group can reliably estimate the level of profit that will be achieved from delivery of the related performance obligations. Where collaborations include significant variable consideration which is constrained at the inception of the arrangement this can lead to gross losses being recognised during the early stages of a contract.
Service fees during the year ended December 31, 2022 relate to revenues generated from legacy contracts held by Exscientia GmbH, in relation to which revenue is recognised at a point in time; with service fees for the year ended December 31, 2021 relating to obligations discharged over time consisting of services provided under the same legacy contracts in addition to services provided to the Group's joint venture arrangement with RallyBio, RE Ventures I, LLC, whereby Exscientia AI Limited provided services under a separate agreement to the joint venture entity, in which we hold a 50% interest. The scope of work under this service agreement was completed in June 2021.
5.Revenue (continued)
On January 4, 2022 the Group entered into a strategic research collaboration with Sanofi to develop an AI-driven pipeline of precision engineered medicines. Research will be focused on up to 15 novel small molecule candidates across oncology and immunology, in relation to which the Group will receive an up-front cash payment of £74,242,000 ($100,000,000) with the potential of $5,200,000,000 in total milestones plus tiered royalties over the duration of the collaboration.
On March 11, 2022, BMS extended its first collaboration arrangement with the Group by six months in order to generate additional data including the use of translational capabilities for key targets under the collaboration using the Group’s precision medicine platform, in relation to which the Group received a cash payment of $5,000,000 (£3,821,000).The term extension payment has been treated as an addition to the transaction price relating to the collaboration’s partially unsatisfied performance obligations relating to the design and development of candidates for collaboration targets, with a cumulative recognition of revenue at that date based upon the progress towards satisfaction of the related performance obligations in accordance with paragraph 21b of IFRS 15. The remaining element of the transaction price was recognised as revenue over the remainder of 2022 as the performance obligations were satisfied.
On May 30, 2022, the Group ended its pre-existing collaboration arrangement with Bayer AG by mutual agreement. Upon ending the agreement all remaining performance obligations pertaining to the contract were deemed to be fully discharged, resulting in the recognition of revenues totalling £1,153,000 at that point.
During the year ended December 31, 2021, £14,437,000 was recognised in relation to a candidate opt-in milestone achieved in respect of the Group’s collaboration with Celgene, in addition to £3,349,000 recognised as revenue in relation to a candidate selection milestone achieved in respect of the Group’s collaboration with GTA.
The Group has assessed its significant collaboration arrangements with commercial partners and determined that no provision for future operating losses is required as at December 31, 2022 taking into account expected future cash inflows and remaining contract liabilities amounts for each collaboration relative to the remaining unavoidable costs of meeting the contracts’ obligations in each instance.
By geographical market:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
United Kingdom	—	—	—
Rest of Europe	6,225	1,599	427
United States of America	20,998	22,197	9,245
Rest of the World	—	3,563	—
	27,223	27,359	9,672

The above table represents the geographic locations of the headquarters of the customers to which the Group has provided services during the period, rather than the locations where the services themselves were performed.
5.Revenue (continued)
Timing of revenue recognition:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Revenue related to obligations discharged over time	26,553	12,804	9,672
Revenue related to obligations discharged at a point in time	670	14,555	—
	27,223	27,359	9,672
During fiscal year 2022, £3,559,000 was recognised in relation to performance obligations satisfied or partially satisfied in previous periods (2021: £nil, 2020: £nil). £18,223,000 was recognised as revenue in the period that was included in the contract liability balance at the beginning of the period (2021: £4,975,000).
The transaction price (after excluding variable consideration that is constrained) allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, are as follows:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Within one year	29,433	21,203	6,704
More than one year	58,451	7,743	747
	87,884	28,946	7,451
Contractual maturities reflect the Company's best estimate of when underlying costs upon which revenue is recognised will be incurred. Details of contract balances are set out in notes 18 and 24.